Equity (Details Narrative) (USD $)	12 Months Ended				12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2013 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2013 Common Stock	Mar. 31, 2012 Common Stock
Convertible debts	$ 132,905
Debt instrument converted into shares	637,664,432
Shares issued for services, common stock					331,197,000
Shares issued for services, fair value	254,340	177,975			254,340	22,250,000
Intrinsic value of warrants			$ 26,373,626	$ 52,554